Convertible Notes - Additional Information (Details) - USD ($)	8 Months Ended	12 Months Ended
	Oct. 03, 2023	Dec. 31, 2023	Oct. 17, 2023	Dec. 09, 2021	Dec. 06, 2021
Statement One [Line Items]
Principal amount of Convertible senior notes					$ 225,000,000
Net proceeds realized used for repayment of senior credit facility					$ 205,000,000
Principal amount of Convertible senior notes				$ 33,750,000
Increase in Convertible Notes and Offering				$ 258,750,000
Initial coversion rate of convertible notes in shares		$ 21.2307	$ 52.6019
Initial conversion rate of convertible notes		$ 1,000	$ 1,000
Initial conversion price at a premium percentage of last reported sale price of shares		$ 47.1
Percentage of trading price of conversion value of such notes		98.00%
Percentage of minimum trading price of the common shares preceding the date of announcement of such distribution		10.00%
Number of consecutive trading days for determining share price		20 days
Number of trading days for determining share price.		30 days
Percentage of trading price of conversion price on each applicable trading day		130.00%
Percentage of principal plus accrued and unpaid interest equal to Redemption price		100.00%
Gains on change in fair value of derivatives	$ 32,824,000	$ 22,207,000
Interest paid		2,452,000
Interest expense on bonds		$ 22,623,000
Borrowings interest rate		1.75%
Debt Instrument Start Date Of Interest Payment		Jul. 15, 2022
Debt Instrument Terms Of Interest Payment		1.75% per annum payable on January 15th and July 15th of each year
Lithium Americas
Statement One [Line Items]
Number of trading days for determining share price.		35 days
Historical volatility for shares, measurement input [member]
Statement One [Line Items]
Percentage of volatility		54.79%
Interest rate, measurement input [member]
Statement One [Line Items]
Risk free interest rate(%)		4.03%
Expected Dividend [member]
Statement One [Line Items]
Expected dividend(%)		0.00%
Credit spread, measurement input [member]
Statement One [Line Items]
Credit Spread Rate		17.63%
Share Price [Member]
Statement One [Line Items]
Share price		$ 6.32
Fixed interest rate [member]
Statement One [Line Items]
Interest rate of convertible Senior notes					1.75%